Expense Example - FidelityGrowthStrategiesFund-AMCIZPRO - FidelityGrowthStrategiesFund-AMCIZPRO - Fidelity Growth Strategies Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Growth Strategies Fund - Class C
Expense Example:
1 year	$ 276
3 years	545
5 years	939
10 years	1,842
Fidelity Advisor Growth Strategies Fund - Class M
Expense Example:
1 year	471
3 years	727
5 years	1,002
10 years	1,787
Fidelity Advisor Growth Strategies Fund - Class I
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
Fidelity Advisor Growth Strategies Fund - Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	762
Fidelity Advisor Growth Strategies Fund - Class A
Expense Example:
1 year	669
3 years	869
5 years	1,086
10 years	$ 1,707